DIRECT OPERATING COSTS - Direct Costs by Nature (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Direct operating costs	$ 2,110	$ 2,269	$ 4,135	$ 4,444
Direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	254	278	501	669
Subcontractor and consultant costs	736	897	1,417	1,637
Concession construction materials and labor costs	81	51	160	84
Depreciation and amortization expense	156	152	305	302
Compensation	679	645	1,305	1,283
Other direct costs	$ 204	$ 246	$ 447	$ 469